UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	July 28, 2006


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	400,910



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
BERKSHIRE HATHAWAY, INC.        COM   084670108     46929       512 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      8721      2866 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     25277   1059371 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    14489    495875 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     15153    277275 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     2696    140000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     35198    992600 SH         SOLE          SOLE
COACHMEN INDUSTRIES, INC.       COM   189873102      2722    228000 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5641    131120 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     29823    909781 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       371      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     33810    591802 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       751    357800 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       524     15900 SH         SOLE          SOLE
GLOBAL IMAGING SYSTEMS, INC.    COM   37934A100      1849     44784 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     17140    478892 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     17606    876356 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       415      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     24538    394317 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      5290    112000 SH         SOLE          SOLE
LIBERTY MEDIA - INTERACTIVE A   COM   53071M104      4883    282887 SH         SOLE          SOLE
LIBERTY MEDIA - CAP SER A       COM   53071M302      4736     56540 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     33470     96454 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      2858    190528 SH         SOLE          SOLE
PACCAR, INC.                    COM   693718108     19325    234585 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       602     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       370     50000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       392      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      9868    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      2649    166069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       357      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     25476    590545 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       791     25000 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      3459    256000 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106       953      2500 SH         SOLE          SOLE
WHITNEY HOLDING CORP.           COM   966612103      1778     50274 SH         SOLE          SOLE
                                                   400910